Interim Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited)	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Total revenues	¥ 280,628,305	$ 39,201,562	¥ 270,607,509
Total cost of revenues	(260,981,603)	(36,457,073)	(273,319,576)
Gross (loss) / profit	19,646,702	2,744,489	(2,712,067)
Operating expenses
Selling expenses	(4,443,044)	(620,658)	(3,850,752)
Reversal of credit losses	3,282,461	458,534	1,840,875
Impairment charges on long-lived assets			(963,867)
Lease termination (loss) / gain	107,025	14,951	(310,673)
General and administrative expenses	(15,518,954)	(2,167,876)	(11,844,976)
Research and development expenses	(625,657)	(87,399)	(502,278)
Total operating expenses	(17,198,169)	(2,402,448)	(15,631,671)
Operating (loss) / profit	2,448,533	342,041	(18,343,738)
Other expenses
Other income, net	414,160	57,855	74,482
Foreign exchange loss, net	(1,422,781)	(198,751)	(464,790)
Financial (expenses) / income, net	101,178	14,134	(1,252,481)
Total other expenses, net	(907,443)	(126,762)	(1,642,789)
(Loss) / income before income tax expense	1,541,090	215,279	(19,986,527)
Income tax benefit	586,878	81,982	672,393
Share of income of equity method investees, net of tax of nil	180,815	25,258
Net (loss) / income	2,308,783	322,519	(19,314,134)
Less: Net (loss) / income attributable to non-controlling interests	519,676	72,595	(1,379,207)
Foreign currency translation adjustment, net of tax	(360,252)	(50,324)	(1,329,500)
Net (loss) / income attributable to the Jayud Global Logistics Limited’s ordinary shareholders	1,789,107	249,924	(17,934,927)
Net (loss) / income	2,308,783	322,519	(19,314,134)
Less: Net (loss) / income attributable to non-controlling interests	519,676	72,595	(1,379,207)
Foreign currency translation adjustment, net of tax	(360,252)	(50,324)	(1,329,500)
Total comprehensive (loss) / income	1,948,531	272,195	(20,643,634)
Less: total comprehensive (loss) / income attributable to non-controlling interest	519,676	72,595	(1,379,207)
Total comprehensive (loss) / income attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ 1,428,855	$ 199,600	¥ (19,264,427)
Net (loss) / income per share
Net income/ (loss) per share, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.02	$ 0.003	¥ (0.84)
Net income/ (loss) per share, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.02	$ 0.003	¥ (0.84)
Weighted average shares
Weighted average shares, Basic (in Shares)	93,826,802	93,826,802	21,352,223
Weighted average shares, Diluted (in Shares)	93,826,802	93,826,802	21,352,223
Revenues - Freight Forwarding
Total revenues	¥ 155,875,351	$ 21,774,558	¥ 162,734,262
Revenues - Freight Forwarding - Related Parties
Total revenues	1,978,424	276,370	609,612
Revenues - Supply Chain Management and Others
Total revenues	122,507,419	17,113,321	106,622,319
Revenues - Supply Chain Management and Others - Related Parties
Total revenues	267,111	37,313	641,316
Cost of revenues - Freight Forwarding
Total cost of revenues	(112,165,665)	(15,668,659)	(139,288,357)
Cost of revenues - Freight Forwarding - Related Parties
Total cost of revenues	(28,350,905)	(3,960,398)	(33,130,090)
Cost of revenues - Supply Chain Management and Others
Total cost of revenues	¥ (120,465,033)	$ (16,828,016)	¥ (100,901,129)